Personnel costs - Variables to calculate fair value (Details)	Dec. 14, 2018 SEK (kr) Y	Jun. 05, 2018 SEK (kr) Y	May 21, 2018 shares
Maximum | Class C
Disclosure of terms and conditions of share-based payment arrangement
Number of shares authorised for directed share issue | shares			1,750,000
LTI 2018
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date	kr 65	kr 66
LTI 2018 | Series A Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date		kr 95.10
Expected annual turnover of personnel		7.00%
Weighted average share price		kr 109.55
Expected life | Y		2.92
Expected value reduction parameter market condition		87.00%
LTI 2018 | Series B Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date		kr 58.55
Expected annual turnover of personnel		7.00%
Weighted average share price		kr 109.55
Expected life | Y		2.92
Expected value reduction parameter market condition		53.00%
LTI 2018 Additional allotment | Series A Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date	kr 95.50
Expected annual turnover of personnel	7.00%
Weighted average share price	kr 111.52
Expected life | Y	2.36
Expected value reduction parameter market condition	86.00%
LTI 2018 Additional allotment | Series B Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Average fair value of share right at grant date	kr 58.50
Expected annual turnover of personnel	7.00%
Weighted average share price	kr 111.52
Expected life | Y	2.36
Expected value reduction parameter market condition	52.00%